Share-Based Compensation	12 Months Ended
Dec. 29, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

7. Share-based compensation

At the date of the IPO, the Company adopted the NCM, Inc. 2007 Equity Incentive Plan. As of December 29, 2011, there were 10,076,000 shares of common stock available for issuance or delivery under the Equity Incentive Plan of which 2,973,786 remain available for grants as of December 29, 2011. Options awarded under the Equity Incentive Plan are granted with an exercise price equal to the closing market price of NCM, Inc. common stock on the date the Company’s board of directors approves the grant. Upon vesting of the restricted stock awards or exercise of options, NCM LLC will issue common membership units to the Company equal to the number of shares of the Company’s common stock represented by such awards. Options and non-vested restricted stock vest annually over a three or five-year period and options have either 10-year or 15-year contractual terms. A forfeiture rate of 5% was estimated to reflect the potential separation of employees.

The recognized expense, including equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. The Company recognized $7.5 million, $7.0 million and $3.1 million for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, of share-based compensation expense for these options and $0.1 million were capitalized during each of the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. As of December 29, 2011, unrecognized compensation cost related to nonvested options was approximately $6.4 million, which will be recognized over a weighted average remaining period of 1.7 years.

The weighted average grant date fair value of granted options was $3.81, $4.84 and $2.17 for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The intrinsic value of options exercised during the year was $1.5 million, $2.2 million and $0.2 million for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The total fair value of awards vested during the years ended December 29, 2011, December 30, 2010 and December 31, 2009 was $6.2 million, $3.2 million and $0.3 million, respectively.

The following assumptions were used in the valuation of the options:

	Fiscal 2011	Fiscal 2010	Fiscal 2009

Expected life of options.............................................................................	6.0 years	6.0 years	6.5 years
Risk free interest rate.................................................................................	1.16% to 2.39%	1.38% to 3.76%	2.23% to 3.70%
Expected volatility........................................................................................	30%-53.6%	39%	30%
Dividend yield.................................................................................................	3.8% to 4.0%	3.8% to 4.0%	3%

Activity in the Equity Incentive Plan is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 30, 2010................................................................................	3,876,224	$ 15.55
Granted.........................................................................................................................................	1,314,568	17.61
Exercised.....................................................................................................................................	(312,720)	13.55
Forfeited......................................................................................................................................	(40,500)	14.66

Outstanding at December 29, 2011.................................................................................	4,837,572	$ 16.25	8.3	$ 2.3

Exercisable at December 29, 2011..................................................................................	1,863,256	15.95	8.0	$ 1.2
Vested and Expected to Vest at December 29, 2011.............................................	4,802,536	16.24	8.3	$ 2.3

The following table summarizes information about the stock options at December 29, 2011, including the weighted average remaining contractual life and weighted average exercise price:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding as of December 29, 2011	Weighted average remaining life (in years)	Weighted average exercise price	Number exercisable as of December 29, 2011	Weighted average exercise price

$5.35-$14.58....................................................................	990,962	7.5	$ 9.84	432,676	$ 9.26
$14.59-$16.66..................................................................	1,019,569	9.2	16.25	664,252	16.27
$16.67–$16.97.................................................................	948,206	8.0	16.97	308,994	16.97
$16.98-$18.38..................................................................	1,265,569	9.1	18.28	75,214	17.92
$18.39–$29.05.................................................................	613,266	7.1	21.27	382,120	21.77

	4,837,572	8.3	$ 16.25	1,863,256	$ 15.95

Non-vested (restricted) stock—NCM, Inc. has a non-vested stock program as part of the Equity Incentive Plan. The plan provides for non-vested stock awards to officers, board members and other key employees, including employees of NCM LLC. Under the non-vested stock program, common stock of NCM, Inc. may be granted at no cost to officers, board members and key employees, subject to requisite service and meeting financial performance targets (for certain grants beginning in 2009), and as such restrictions lapse, the award vests in that proportion. The participants are entitled to cash dividends from NCM, Inc. and to vote their respective shares, although the sale and transfer of such shares is prohibited and the shares are subject to forfeiture during the restricted period. Additionally, the accrued cash dividends for 2009, 2010 and 2011 grants are subject to forfeiture during the restricted period. The shares are also subject to the terms and provisions of the Equity Incentive Plan. Non-vested stock awards granted in 2009 through 2011 (except grants to board members) include performance vesting conditions, which permit vesting to the extent that NCM, Inc. achieves specified non-GAAP targets at the end of the measurement period. Non-vested stock granted to non-employee directors vest after one year.

The following table represents the shares of non-vested stock:

	Shares	Weighted average grant- date fair value

Non-vested as of December 30, 2010..........................................................................................................................	915,584	$ 16.77
Granted.........................................................................................................................................................................................	470,865	17.66
Forfeited......................................................................................................................................................................................	(10,207)	16.28
Vested...........................................................................................................................................................................................	(90,734)	19.43

Non-vested as of December 29, 2011..........................................................................................................................	1,285,508	$ 16.92

The recognized expense, including the equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. The Company recorded $4.3 million, $7.0 million and $2.4 million in compensation expense related to such outstanding non-vested shares during the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. Of the $4.3 million in compensation expense for the year ended December 29, 2011, a credit of $2.9 million was related to a true-up to NCM, Inc.’s expected performance against the specified non-GAAP targets for the 2009 and 2010 grants as of December 29, 2011. In addition, no compensation expense was recorded for the 2011 non-vested restricted stock grants subject to performance conditions as the grants are not expected to vest due to the projected underperformance against the specified non-GAAP targets as of December 29, 2011. Of the $7.0 million in compensation expense for the year ended December 30, 2010, $1.6 million was related to NCM, Inc.’s expected performance against the specified non-GAAP targets for the 2009 and 2010 grants as of December 30, 2010. During the years ended December 29, 2011, December 30, 2010 and December 31, 2009 there was $0.1 million, $0.1 million and an inconsequential amount capitalized, respectively. As of December 29, 2011, unrecognized compensation cost related to non-vested stock was approximately $3.8 million, which will be recognized over a weighted average remaining period of 1.2 years. The weighted average grant date fair value of non-vested stock was $17.66, $17.24 and $9.50 for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The total fair value of awards vested was $1.8 million, $1.6 million and $0.3 million during the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively.